Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 2,376,225	$ 2,114,872	$ 1,533,928
Cost of sales	2,050,249	1,841,243	1,369,054
Gross profit	325,976	273,629	164,874
Other operating income			28,314
Selling, general, and administrative expenses	292,464	250,239	229,192
Income (loss) from operations	33,512	23,390	(36,004)
Interest income	1,079	1,124	586
Interest expense	(612)	(664)	(2,945)
Other income, net	1,758	5,320	4,184
Equity (loss) income from equity method investment	(7,374)	3,197	257
Gain from sales of equity method investment			21,520
Gain from disposal of a subsidiary	2,043
Change in fair value of warrants liabilities	61
Income (loss) before provision for income taxes	30,467	32,367	(12,402)
Provision for (benefit from) income taxes	(5,795)	1,941	4,589
Net income (loss)	$ 36,262	$ 30,426	$ (16,991)
Basic earnings (loss) per share (in Dollars per share)	$ 0.1	$ 0.08	$ (0.05)
Diluted earnings (loss) per share (in Dollars per share)	$ 0.08	$ 0.08	$ (0.05)
Weighted average shares used in computation of earnings (loss) per share:
Basic (in Shares)	366,651	363,326	363,326
Diluted (in Shares)	432,250	385,013	363,326